DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2014
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
Summary of carrying values and estimated fair values

	Level in	2014		2013
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In thousands)
ASSETS:
Cash and cash equivalents	Level 1	$81,549	$81,549	$86,309	$86,309
Debt and mortgage-backed securities - AFS	Level 2	13,080	13,080	38,917	38,917
Capital stock of FHLB	Level 2	8,268	8,268	4,777	4,777
Debt and mortgage-backed securities - HTM	Level 2	28,352	28,496	4,294	4,537
Mortgage loans held for sale	Level 2	58,139	59,800	70,473	72,481
Loans receivable	Level 3	1,110,861	1,116,363	988,668	1,001,898
Accrued interest receivable	Level 1	2,970	2,970	3,151	3,151
Interest-rate swap assets	Level 2	331	331	843	843

LIABILITIES:
Deposit transaction accounts	Level 2	659,412	659,412	652,167	652,167
Certificates of deposit	Level 2	362,241	362,858	358,645	359,917
Borrowed money	Level 2	210,940	212,030	113,483	115,254
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	355	355	470	470
Interest-rate swap liabilities	Level 2	331	331	843	843